Derivative Instruments and Risk Management Activities (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of realized and unrealized gains (losses) on derivative instruments
Total Commodity derivative fair value gains (losses)	$ 195,483	$ (6,590)	$ 123,542	$ 276,452	$ 225,904	$ 676,194	$ 244,284
Revenue
Summary of realized and unrealized gains (losses) on derivative instruments
Commodity derivative fair value gains (losses)	195,483	(6,040)	123,542	211,214	179,546	496,064	77,599
Discontinued operations
Summary of realized and unrealized gains (losses) on derivative instruments
Commodity derivative fair value gains (losses)		$ (550)		$ 65,238	$ 46,358	$ 180,130	$ 166,685